Note 15 - Mining Interests - Disclosure of Detailed Information About Mining Interests, Producing Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Beginning mining interests	$ 374,146
Ending mining interests	435,613	$ 374,146
Producing properties [member]
Statement Line Items [Line Items]
Beginning mining interests	287,218
Ending mining interests	353,651	287,218
Producing properties [member] | Mexico - San Dimas [member]
Statement Line Items [Line Items]
Beginning mining interests
Ending mining interests	182,434
Producing properties [member] | Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Beginning mining interests	28,732
Ending mining interests	33,447	28,732
Producing properties [member] | Mexico - La Encantada [member]
Statement Line Items [Line Items]
Beginning mining interests	33,063
Ending mining interests	39,564	33,063
Producing properties [member] | Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Beginning mining interests	93,207
Ending mining interests	17,172	93,207
Producing properties [member] | Mexico - Del Toro [member]
Statement Line Items [Line Items]
Beginning mining interests	37,481
Ending mining interests	9,601	37,481
Producing properties [member] | Mexico - San Martin [member]
Statement Line Items [Line Items]
Beginning mining interests	50,638
Ending mining interests	50,406	50,638
Producing properties [member] | Mexico - La Guitarra [member]
Statement Line Items [Line Items]
Beginning mining interests	44,097
Ending mining interests	21,027	44,097
Producing properties [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning mining interests	582,630	546,639
Additions	45,677	32,671
Change in decommissioning liabilities	6,581	3,320
Acquired from Primero (Note 4)	178,183
Transfer from exploration properties	3,594
Ending mining interests	816,665	582,630
Producing properties [member] | Gross carrying amount [member] | Mexico - San Dimas [member]
Statement Line Items [Line Items]
Beginning mining interests
Additions	11,030
Change in decommissioning liabilities	4,092
Acquired from Primero (Note 4)	178,183
Transfer from exploration properties
Ending mining interests	193,305
Producing properties [member] | Gross carrying amount [member] | Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Beginning mining interests	36,371	27,629
Additions	7,609	8,386
Change in decommissioning liabilities	(633)	356
Acquired from Primero (Note 4)
Transfer from exploration properties	1,694
Ending mining interests	45,041	36,371
Producing properties [member] | Gross carrying amount [member] | Mexico - La Encantada [member]
Statement Line Items [Line Items]
Beginning mining interests	88,627	85,829
Additions	5,787	2,588
Change in decommissioning liabilities	3,122	210
Acquired from Primero (Note 4)
Transfer from exploration properties	1,900
Ending mining interests	99,436	88,627
Producing properties [member] | Gross carrying amount [member] | Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Beginning mining interests	155,351	146,189
Additions	8,336	8,339
Change in decommissioning liabilities		823
Acquired from Primero (Note 4)
Transfer from exploration properties
Ending mining interests	163,687	155,351
Producing properties [member] | Gross carrying amount [member] | Mexico - Del Toro [member]
Statement Line Items [Line Items]
Beginning mining interests	104,635	99,678
Additions	6,241	4,512
Change in decommissioning liabilities		445
Acquired from Primero (Note 4)
Transfer from exploration properties
Ending mining interests	110,876	104,635
Producing properties [member] | Gross carrying amount [member] | Mexico - San Martin [member]
Statement Line Items [Line Items]
Beginning mining interests	90,955	86,314
Additions	3,988	3,613
Change in decommissioning liabilities		1,028
Acquired from Primero (Note 4)
Transfer from exploration properties
Ending mining interests	94,943	90,955
Producing properties [member] | Gross carrying amount [member] | Mexico - La Guitarra [member]
Statement Line Items [Line Items]
Beginning mining interests	106,691	101,000
Additions	2,686	5,233
Change in decommissioning liabilities		458
Acquired from Primero (Note 4)
Transfer from exploration properties
Ending mining interests	109,377	106,691
Producing properties [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning mining interests	(295,412)	(227,426)
Depletion and amortization	(47,776)	(33,586)
Impairment (Note 17)	(119,826)	(34,400)
Ending mining interests	(463,014)	(295,412)
Producing properties [member] | Accumulated depreciation, amortisation and impairment [member] | Mexico - San Dimas [member]
Statement Line Items [Line Items]
Beginning mining interests
Depletion and amortization	(10,871)
Impairment (Note 17)
Ending mining interests	(10,871)
Producing properties [member] | Accumulated depreciation, amortisation and impairment [member] | Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Beginning mining interests	(7,639)	(3,404)
Depletion and amortization	(3,955)	(4,235)
Impairment (Note 17)
Ending mining interests	(11,594)	(7,639)
Producing properties [member] | Accumulated depreciation, amortisation and impairment [member] | Mexico - La Encantada [member]
Statement Line Items [Line Items]
Beginning mining interests	(55,564)	(51,399)
Depletion and amortization	(4,308)	(4,165)
Impairment (Note 17)
Ending mining interests	(59,872)	(55,564)
Producing properties [member] | Accumulated depreciation, amortisation and impairment [member] | Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Beginning mining interests	(62,144)	(48,975)
Depletion and amortization	(16,470)	(13,169)
Impairment (Note 17)	(67,901)
Ending mining interests	(146,515)	(62,144)
Producing properties [member] | Accumulated depreciation, amortisation and impairment [member] | Mexico - Del Toro [member]
Statement Line Items [Line Items]
Beginning mining interests	(67,154)	(27,274)
Depletion and amortization	(4,850)	(5,480)
Impairment (Note 17)	(29,271)	(34,400)
Ending mining interests	(101,275)	(67,154)
Producing properties [member] | Accumulated depreciation, amortisation and impairment [member] | Mexico - San Martin [member]
Statement Line Items [Line Items]
Beginning mining interests	(40,317)	(37,354)
Depletion and amortization	(4,220)	(2,963)
Impairment (Note 17)
Ending mining interests	(44,537)	(40,317)
Producing properties [member] | Accumulated depreciation, amortisation and impairment [member] | Mexico - La Guitarra [member]
Statement Line Items [Line Items]
Beginning mining interests	(62,594)	(59,020)
Depletion and amortization	(3,102)	(3,574)
Impairment (Note 17)	(22,654)
Ending mining interests	$ (88,350)	$ (62,594)